Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies
Schedule of related to the Company's restructuring action

Total expense recorded in the three months ended March 31, 2024	$2,401
Payments made in the three months ended March 31, 2024	(1,702)
Remaining amounts to be paid as of March 31, 2024	699
Total expense recorded in the three months ended June 30, 2024	2,581
Payments made in the three months ended June 30, 2024	(301)
Remaining amounts to be paid as of June 30, 2024	2,979
Total expense recorded in the three months ended September 30, 2024	707
Payments made in the three months ended September 30, 2024	(3,400)
Remaining amounts to be paid as of September 30, 2024	$286

Schedule of Other Information related to Stamford Lease, Lease Amendment and New Lease

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows relating to operating leases	$4,363	$500	$4,363	$1,489
ROU assets obtained in exchange for new operating lease liabilities	$—	$6,779	$—	$6,779
Remaining lease term - operating leases (years)	0.1	10.4	0.1	10.4
Discount rate - operating leases	—%	12.4%	—%	12.4%

Other information related to the leases (both new in May 2023 and terminated in December 2023) was as follows:

	Year Ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows relating to operating leases	$1,992	$1,957
ROU assets obtained in exchange for new operating lease liabilities	$6,779	$—
Remaining lease term - operating leases (years)	10.8	1.0
Discount rate - operating leases	12.8%	7.0%

Schedule of Future Minimum Lease Payments under Non-cancellable Operating Leases, Reconciliation of Undiscounted Cash Flows to the Operating Lease Liabilities

Future minimum lease payments under the non-cancellable operating lease for the New Lease, as well as a reconciliation of these undiscounted cash flows to the operating lease liability as of December 31, 2023, were as follows:

Year Ending December 31,
2024	$108
2025	1,298
2026	1,330
2027	1,363
2028	1,398
Thereafter	8,874
Total future minimum lease payments, undiscounted	14,371
Less imputed interest	(7,336)
Less lease incentive to be reimbursed	(947)
Total	$6,088

Operating lease liability reported as of December 31, 2023:
Operating lease liability - current	$—
Operating lease liability - non-current	6,088
Total	$6,088